Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
Schedule of Inventories

	December 31, 2015	December 31, 2014
Finished products	$613	$611
Semi-finished products	172	173
Raw materials, stores and supplies	433	521
Subtotal	1,218	1,305
Adjustment of inventories to LIFO basis	(246)	(253)
Total	$972	$1,052